[Logo] ABN-AMRO Funds

Prospectus - Institutional Service Shares

May 1, 2000
As Amended June 30, 2000




Institutional Money Market Funds

o  Institutional Prime Money Market Fund(US)

o  Institutional Government Money Market Fund(US)

o  Institutional Treasury Money Market Fund(US)



The Securities and Exchange  Commission (SEC) has not approved or disapproved of
these  securities  or  passed  upon  the  adequacy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

All Funds may not be available in all states.
















   For more information, please call the ABN AMRO Funds or visit the website:

                                 1-888-838-5132
                            www.abnamrofunds-usa.com


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Contents

This Prospectus gives you important information that you should know about the Funds before investing. We arranged the Prospectus into different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Funds.



The Funds                                                                   Page

Introduction                                                                   2

Institutional Prime Money Market Fund(US)                                      3

Institutional Government Money Market Fund(US)                                 5

Institutional Treasury Money Market Fund(US)                                   7

Investment Advisor                                                            12

Account Information

Transaction Policies                                                          13

Distributions and Taxes                                                       14

Investor Services                                                             14

Instructions for Account Transactions                                         15

For More Information                                                          16

More information on each Fund can be                                    See Back
found in the Fund's current Statement of                                   Cover
Additional Information.


ABN AMRO is a service mark of ABN AMRO Holding, N.V., an indirect parent of ABN AMRO Asset Management (USA) Inc., the investment advisor to the ABN AMRO Funds. ABN AMRO Funds are distributed by Provident Distributors, Inc., which is not a bank affiliate.

The Funds

This Prospectus describes three separate money market mutual funds designed for institutional investors: Institutional Prime Money Market Fund(US), Institutional Government Money Market Fund(US) and Institutional Treasury Money Market Fund(US). As mutual funds, the Funds are professionally managed, pooled investments that give investors the opportunity to participate in financial markets. The portfolio, management, operations and performance results of the funds are unrelated to each other.

Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, there is no guarantee that it will do so and it is possible to lose money by investing in a Fund.

Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These generally include CDs, bankers' acceptances, U.S. Treasury securities, some municipal securities, commercial paper, and repurchase agreements involving these instruments. Money market funds follow strict rules about credit risk, maturity and diversification of their investments.

The Money Market Funds are subject to specific maturity, quality and diversification requirements that are designed to help the Funds maintain a stable net asset value. The Money Market Funds invest substantially all of their assets in securities rated in one of the two highest short-term rating categories by a nationally recognized statistical rating organization. In addition, the Money Market Funds may not:

o   have a dollar-weighted average portfolio maturity over 90 days;

o buy securities with remaining maturities of over 397 days (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements); and

o   invest in non-U.S. dollar denominated securities.

INSTITUTIONAL PRIME MONEY MARKET FUND(US)


[Logo]

Investment Goal To provide as high a level of current income as is consistent with the preservation of capital and liquidity.

[Logo]

Principal Investment Strategies
The Fund invests substantially all of its assets in high quality money market instruments issued by corporations, banks and the U.S. government or its agencies or instrumentalities, as well as repurchase agreements involving these instruments. he Fund may also invest in dollar-denominated securities of foreign issuers.

ABN AMRO Asset Management (USA) Inc., the Advisor, structures the Fund's portfolio based on its outlook on interest rates, market conditions, and liquidity needs. The Advisor monitors the Fund's investments for credit quality changes and may adjust the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve. [Logo]

Principal Risks of Investing in this Fund

o  The Fund may not be able to maintain a net asset value of $1.00 at all times.

o As market and interest rates change and as the proceeds of short term securities in the Fund's portfolio become available and are reinvested in securities with different interest rates, the Fund's yield will fluctuate. A sharp rise in interest rates could cause the Fund's share price to drop.

o An issuer may become unable to make timely payments of  principal or interest.

o  The credit ratings of issuers could change and affect the Fund's share price.

o The Fund may be unable to sell the securities underlying a repurchase agreement on a timely basis if the other party entering into the repurchase agreement with the Fund defaults or becomes insolvent.

o Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

o The Fund may invest in dollar denominated securities of foreign issuers that will subject it to the market and economic risks of foreign markets. Investments in foreign securities can be more volatile than investments in U.S. securities. Diplomatic, political, or economic developments unique to a country or region, including nationalization or appropriation, could affect foreign investments.

[Logo]

Fees and Expenses

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)
This table describes the Fund's expenses that you may pay indirectly if you hold Fund Shares.

Investment Advisory Fees                             .10%
Service Fee                                          .25%
Other Expenses1                                      .13%
Total Annual Fund Operating Expenses                 .48%

1 Since the Fund has not commenced operations as of May 1, 2000, Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                 1 Year      3 Years
                                    $49      $154




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INSTITUTIONAL GOVERNMENT MONEY MARKET FUND(US)


[Logo]

Investment Goal To provide as high a level of current income as is consistent with the preservation of capital and liquidity.

[Logo]

Principal Investment Strategies The Fund invests 100% of its assets in U.S. government money market instruments, such as U.S. Treasury obligations and U.S. government agency securities, and repurchase agreements in respect of these securities.

The Advisor structures the Fund's portfolio based on its outlook on interest rates, market conditions, and liquidity needs. The Advisor monitors the Fund's investments and adjusts the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.

[Logo]

Principal Risks of Investing in this Fund

o  The Fund may not be able to maintain a net asset value of $1.00 at all times.

o As market and interest rates change and as the proceeds of short-term securities in the Fund's portfolio become available and are reinvested in securities with different interest rates, the Fund's yield will fluctuate. A sharp rise in interest rates could cause the Fund's share price to drop.

o A security backed by the full faith and credit of the United States or the U.S. Treasury is guaranteed only as to the timely payment of interest and principal when held to maturity. The guarantee does not extend to the market prices for such securities, which can fluctuate.

o Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

o The Fund may be unable to sell the securities underlying a repurchase agreement on a timely basis if the other party entering into the repurchase agreement with the Fund defaults or becomes insolvent.

[Logo]

Fees and Expenses

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                             .10%
Service Fee                                          .25%
Other Expenses1                                      .15%
Total Annual Fund Operating Expenses                 .50%

1 Since the Fund has not commenced operations as of May 1, 2000, Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                 1 Year      3 Years
                                -------      --------
                                    $57      $160

INSTITUTIONAL TREASURY MONEY MARKET FUND(US)


[Logo]

Investment Goal To preserve principal value and maintain a high degree of liquidity while providing current income.
[Logo]

Principal Investment Strategies

         The Fund invests substantially all of its assets in U.S. Treasury money market instruments, repurchase agreements in respect of these securities, and shares of money market funds that invest in U.S. Treasury obligations.

The Advisor structures the Fund's portfolio based on its outlook on interest rates, market conditions, and liquidity needs. The Advisor adjusts the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve. [Logo]

Principal Risks of Investing in this Fund

o  The Fund may not be able to maintain a net asset value of $1.00 at all times.

o As market and interest rates change and as the proceeds of short-term securities in the Fund's portfolio become available and are reinvested in securities with different interest rates, the Fund's yield will fluctuate. A sharp rise in interest rates could cause the Fund's share price to drop.

o A security backed by the full faith and credit of the United States or U.S. Treasury is guaranteed only as to the timely payment of interest and principal when held to maturity. The guarantee does not extend to the market prices for such securities, which can fluctuate.

o The Fund may be unable to sell the securities underlying a repurchase agreement on a timely basis if the other party entering into the repurchase agreement with the Fund defaults or becomes insolvent.

[Logo]

Fees and Expenses
ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)
This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                             .10%
Service Fee                                          .25%
Other Expenses1                                      .15%
Total Annual Fund Operating Expenses                 .50%

1 Since the Fund has not commenced operations as of May 1, 2000, other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                 1 Year      3 Years
                                --------     -------
                                    $57      $160

Performance of Similarly Managed Mutual Funds

The bar charts and performance tables below reflect the performance of ABN AMRO Money Market Fund(US), Government Money Market Fund(US) and Treasury Money Market Fund(US), which are currently managed by the Advisor. These Money Market Funds have investment goals, policies and strategies substantially the same as those of the corresponding Funds, and may be useful in evaluating the Advisor's ability to manage money market funds. The Money Market Funds and the corresponding funds are subject to the same Investment Company Act and Internal Revenue Code restrictions.

Each Money Market Fund has two share classes, Common Shares and Investor Shares. The bar charts and performance tables below reflect the performance of the Money Market Funds' Common Shares. Common Shares have lower expenses than Investor Shares. As a result, the performance of Investor Shares historically has been lower than that of the Common Shares. Common Shares, however, have expenses most similar to those of the Funds. For that reason, the performance history of the Common Shares has been presented below, rather than the performance of the Investor Shares.

The performance information below is not an indicator of the Fund's future performance; does not reflect the Fund's historical performance; and relates to a period of time before the effective date of the Funds' registration with the SEC.

Money Market Fund(US)*

Average annual total return of the Money Market Fund(US) (Common Shares) as of December 31, 1999.

 [Bar Chart]

                                                                 Best Quarter
                                                                        1.42%
                                                                      06/30/95


                                                                 Worst Quarter
                                                                         0.73%
                                                                      06/30/93
   [Plot points]

[1994/3.89%][1995/5.69%][1996/5.08%][1997/5.33%][1998/5.24%][1999/4.98%]


This table compares the Fund's average annual total returns for the periods ending December 31, 1999, to those of the Money Fund Report Averages(TM)/Total Taxable Average**. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/Total Taxable Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                         1 Year   3 Years   5 Years     Since inception++

Money Market Fund(US)+     4.98%     5.24%    5.30%       4.78%

Money Fund Report Average(TM)/
Total Taxable Average      4.64%     4.92%     5.04%       4.52%

* Corresponding fund:  Institutional Prime Money Market Fund(US).

+ The ratio of expenses to average net assets for the years 1994 through 1999 was 0.41%, 0.41%, 0.43%, 0.32%, 0.33%, 0.32%, respectively.

++ Fund inception (1/4/93).  Average inception computed from (12/31/92).

** iMoneyNet,  Inc.(formerly,  IBC Financial Data)


Government Money Market Fund(US) *

Average annual total return of the Government Money Market Fund(US) (Common Shares) as of December 31, 1999.

[Bar Chart]
                                                                    Best Quarter
                                                                           1.40%
                                                                        06/30/95


                                                                   Worst Quarter
                                                                          0.71%
                                                                       06/30/93
[Plot points]
[1994/3.89%][1995/5.59%][1996/5.08%][1997/5.33%][1998/5.24%][1999/4.87%]

This table compares the Fund's average annual total returns for the periods ending December 31, 1999, to those of the Money Fund Report Averages(TM)/Total Government Average**. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/Total Government Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                             1 Year     3 Years     5 Years    Since inception++
                             ------     -------     -------    -----------------

Government Money Market
Fund(US)+                    4.87%       5.15%       5.22%        4.71%

Money Fund Report
Averages(TM)/Total
Government Average           4.55%       4.85%       4.97%        4.47%

*        Corresponding fund: Institutional Government Money Market Fund(US).

+ The ratio of expenses to average net assets for the years 1994 through 1999 was 0.42%, 0.42%, 0.44%, 0.32%, 0.32%, 0.33% respectively.

++       Fund inception (1/4/93). Average inception computed from (12/31/92)

**       iMoneyNet, Inc.(formerly, IBC Financial Data)

Treasury Money Market Fund (US)*

Average annual total return of the Treasury Money Market Fund(US) (Common Shares) as of December 31, 1999.

[Bar chart]
                                                                    Best Quarter
                                                                           1.34%
                                                                        06/30/95

                                                                   Worst Quarter
                                                                           0.62%
                                                                        06/30/93

[1994/3.58%][1995/5.28%][1996/4.80%][1997/4.97%][1998/4.90%][1999/4.63%]



This table compares the Fund's average annual total returns for the periods ending December 31, 1999, to those of the Money Fund Report Averages(TM)/U.S. Treasury Average**. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/U.S. Treasury Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                             1 Year     3 Years     5 Years   Since inception ++
                              ------     -------     -------    -----

Treasury Money Market
Fund(US)+                     4.63%        4.83%       4.92%     4.39%

Money Fund Report
Averages(TM)/Total
Government Average            4.21%         4.55%      4.71%     4.24%

*        Corresponding fund: Institutional Treasury Money Market Fund(US).

+ The ratio of expenses to average net assets for the years 1994 through 1999 was 0.45%, 0.44%, 0.44%, 0.33%, 0.36%, respectively.

++    Fund inception (1/4/93). Average inception computed from (12/31/92).

**       iMoneyNet, Inc.(formerly, IBC Financial Data)

Investment Advisor

The Advisor makes investment decisions for the Funds and reviews, supervises, and administers each Fund's investment program. The Trustees of the Funds supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities.

ABN AMRO Asset Management (USA) Inc. (Advisor), 208 South LaSalle Street, Chicago, IL 60604, serves as Advisor to the Funds. The Advisor was organized in March 1991 under the laws of the State of Delaware and is registered with the Securities and Exchange Commission (SEC) under the Investment Advisers Act of 1940, as amended (Advisers Act). The Advisor manages assets for individuals and institutions including corporations, unions, governments, insurance companies, charitable organizations and investment companies. The Advisor is an indirect wholly-owned subsidiary of ABN AMRO Bank N.V. and an affiliate of the Funds' Administrator. As of December 31, 1999, the Advisor managed approximately $8.4 billion in assets.

For the fiscal year ended December 31, 1999, the Funds paid the following in advisory fees: 0.10% for Institutional Prime Money Market Fund(US); 0.10% for Institutional Government Money Market Fund(US); and 0.10% for Institutional Treasury Money Market Fund(US). As of December 31, 1999, Institutional Government Money Market Fund(US) and Institutional Treasury Money Market Fund(US) had not yet commenced operations.

The Advisor may, from time to time and at its own expense, provide cash promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds' shares. Some of these financial institutions may be affiliated with the Advisor. The Advisor also may, from time to time and at its own expense, pay significant amounts to third parties, such as brokers, dealers and other financial institutions, for distribution assistance or related services. These institutions may be affiliated with the Advisor.

Karen Van Cleave, Senior Vice President of the Advisor, serves as portfolio manager of each Fund. Ms. Van Cleave joined the Advisor in January 1994 as a Vice President and Portfolio Manager and became a Senior Vice President in 1997. Prior to 1994, Ms. Van Cleave was a Vice President and Portfolio Manager at Chemical Investment Group, Ltd. for three years. Prior to that, she worked at Shearson Lehman Hutton (and its predecessors) for seven years in their money market fund complex. Ms. Van Cleave earned her B.S. in Business Administration from Boston University.

Transaction Policies

Fund shares are offered to institutional investors, acting for themselves or in a fiduciary, advisory, agency, and custodial or similar capacity. Generally, each institutional investor must open a single master account with the Fund. The Funds may request investors to maintain separate master accounts for shares held by the investor for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, or in some other capacity. Institutions purchasing Institutional Shares on behalf of their clients may establish their own transaction policies, limitations and fees that are different from the transaction policies, limitations and fees that are described in this Prospectus.

Purchasing Shares

Shares are purchased at the Fund's net asset value (NAV). The NAV for each share class of a Fund is calculated once a day, at 5 p.m., Eastern time (ET), on each business day, excluding major holidays. Currently the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. An order will be priced at the next NAV calculated after the Fund accepts the order. Each Fund uses the amortized cost method to value its investments. Portfolio securities are valued at their purchase price, adjusted for discounts or premiums reflected in their acquisition cost. The amortized cost method of valuation is designed to help a Fund maintain a constant price of $1.00 per share. On occasion, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Orders in proper form placed prior to 5:00 p.m., ET, and for which payments are received in or converted into Federal Funds by 6:00 p.m., ET, and orders which are confirmed by telephonic confirmation, will become effective at the price determined at 5:00 p.m., ET, on that day. Shares thus purchased will receive the dividend declared on that day. All times are Eastern Standard time.

Minimum Investment

The minimum initial investment in Institutional Shares is $1,000,000. There is no minimum subsequent investment amount for Institutional Shares. In addition, there is no minimum initial or subsequent investment minimum for affiliates of the Advisor. A Fund may waive or lower purchase minimums in other circumstances.

Selling Shares

Investors may redeem shares at any time, by wire or telephone. The investor will receive the next NAV calculated after the Fund's transfer agent or other authorized agent accepts the investor's order. Ordinarily, redemption proceeds are sent to investors within seven days of a redemption request.

Selling recently purchased shares may result in a delay in receipt of an investor's redemption proceeds of up to eight business days or until a Fund has collected payment from the investor.

General Policies

The Funds will not be responsible for any fraudulent telephone order, provided that they take reasonable measures to verify the order and the investor did not decline telephone privileges on the application.

The Funds have the right to:

o change or waive the minimum investment amounts;

o refuse any purchase or exchange of shares if it could adversely affect the Fund or its operations;

o change or discontinue exchange privileges or temporarily suspend exchange privileges during unusual market conditions (see Investor Services);

o delay sending redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and

o   suspend redemptions as permitted by law (e.g., emergency situations).

Each Fund may also make a "redemption in kind" under certain circumstances (e.g., if the Advisor determines that the amount being redeemed is large enough to affect Fund operations). Investors who receive a redemption in kind may be required to pay brokerage costs to sell the securities distributed by the Fund, as well as the taxes on any gain from the sale.

Distributions and Taxes

Typically, each Fund pays its shareholders dividends from its net investment income once a month, and distributes any net capital gains once a year. The Funds do not expect to distribute capital gains to shareholders. Dividends and distributions are reinvested in additional Fund shares unless the investor instructs the Fund otherwise.

Fund distributions, regardless of whether received in cash or reinvested in additional shares, may be subject to federal income tax. An exchange is treated as a taxable event.

Each investor's tax situation is unique. Investors should consult a professional about federal, state and local tax consequences.

Investor Services
Exchange Privilege

An investor may exchange Institutional Shares of any Fund for Institutional Shares of any other Fund by requesting an exchange in writing or by telephone. New accounts established through an exchange will have the same privileges as the original account (as long as they are available). Please read the current Prospectus for a Fund before exchanging into it.

Account Statements

Every investor receives regular account statements. Investors will also receive an annual statement that describes the tax characteristics of any dividends and distributions the Fund has paid to the investor during the year.

Shareholder Mailings

To help reduce Fund expenses and environmental waste, the Funds combine mailings for multiple accounts going to a single household by delivering Fund financial reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Institutional Fund Representatives at 1-888-838-5132.

Instructions for Account Transactions

To Establish an Account

Please call an Institutional Fund Representative at 1-888-838-5132 before wiring funds.

By Wire - Transmit your investment to Boston Safe Deposit and Trust with these instructions:

 .    ABA #011001234
     fund name and DDA#
     Boston, Massachusetts
     -  ABN AMRO Institutional Prime Money Market Fund(US)
        DDA #24-4481
     -  ABN AMRO Institutional Government Money Market Fund(US)
         DDA #24-4481
     -  ABN AMRO Institutional Treasury Money Market Fund(US)
         DDA #24-4481
 .    the Institutional Service Share class
 .    your Social Security or tax ID number
 .    account registration
 .    dealer number, if applicable
 .    account number

Call us to obtain an account number. Return your application with the account number on the application.

To Buy Additional Shares

Please call an Institutional Fund Representative at 1-888-838-5132 before wiring funds.

By Wire - Transmit your investment to Boston Safe Deposit and Trust with these instructions:

 .  ABA #011001234
   fund name and DDA#
   Boston, Massachusetts
   -  ABN AMRO Institutional Prime Money Market Fund(US)
       DDA 24-4481
   -  ABN AMRO Institutional Government Money Market Fund(US)
       DDA 24-4481
   -  ABN AMRO Institutional Treasury Money Market Fund(US)
       DDA 24-4481
 .  the Institutional Share class
 .  your Social Security or tax ID number
 .  account registration
 .  dealer number, if applicable

To Sell Shares

Please call an Institutional Fund Representative at 1-888-838-5132 before redeeming shares.

By Wire - Be sure the Fund has your bank account information on file. Proceeds will be wired to your bank.


To open an account, make subsequent investments, or to sell shares, please contact your ABN AMRO Institutional Fund Representative or call:

1-888-838-5132

For More Information

More information about the Funds is available without charge through the following:

Statement of Additional Information

More detailed information about the Funds is in the Statement of Additional Information. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus. This means that the Statement of Additional Information, for legal purposes, is a part of this Prospectus.

Annual and Semi-Annual Reports

These reports list the Fund's holdings and contain information from the Fund's portfolio managers about the Fund strategies and recent market conditions and trends.

By Telephone:

Call 1-888-838-5132

By Mail:

Write to the Funds c/o

ABN AMRO Funds
P.O. Box 9690
Providence, RI 02940

On the World Wide Web:

www.abnamrofunds-usa.com
(The website is a separate document and is not legally a part of this Prospectus.)

From the SEC:

You can also obtain the Statement of Additional Information, annual and semi-annual reports and other information about Funds from the SEC's website
(http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information, call 1-202-942-8090). Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the following E-mail address: publicinfo@sec.gov or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. The ABN AMRO Fund's Investment Company Act registration number is 811-07244.

Investment Advisor:
ABN AMRO Asset Management (USA) Inc.
208 South LaSalle Street
4th Floor
Chicago, IL 60604-1003

Distributor:
Provident Distributors, Inc.
3200 Horizon Drive
King of Prussia, PA 19406


No one has been authorized to give any information or to make any representations not contained in the Prospectus or Statement of Additional Information in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or Provident Distributors, Inc. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.


For more information, please call the ABN AMRO Funds or visit the website:

1-888-838-5132
www.abnamrofunds-usa.com


ABN-F-020-00600

                                 ABN AMRO Funds
                   Institutional Prime Money Market Fund(US)
                  Institutional Treasury Money Market Fund(US)
                 Institutional Government Money Market Fund(US)
                          Institutional Service Shares

                     Supplement dated June 30, 2000 to the
                          Prospectus dated May 1, 2000

This supplement provides new and additional information beyond that contained in the Prospectus for the Institutional Service Shares of the Trust and it should be retained and read in conjunction with that Prospectus.

Institutional Service Shares:

Currently, Institutional Service Shares of Institutional Treasury Money Market Fund(US) and Institutional Government Money Market Fund(US) are not offered for sale by the Trust.












               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE




   For more information, please call the ABN AMRO Funds or visit the website:
                                 1-888-838-5132
                            www.abnamrofunds-usa.com





ABN-A-038-0100

                                 ABN AMRO Funds

                   Institutional Prime Money Market Fund(US)
                  Institutional Treasury Money Market Fund(US)
                 Institutional Government Money Market Fund(US)
                              Institutional Shares
                          Institutional Service Shares

                     Supplement dated June 30, 2000 to the
             Statement of Additional Information dated May 1, 2000

This supplement provides new and additional information beyond that contained in the Statement of Additional Information for the Institutional Shares and Institutional Service Shares of the Trust and it should be retained and read in conjunction with that Statement of Additional Information.

Institutional Shares:

Currently, Institutional Shares of Institutional Treasury Money Market Fund(US) and Institutional Government Money Market Fund(US) are not offered for sale by the Trust.

Institutional Service Shares:

Currently, Institutional Treasury Money Market Fund(US) and Institutional Government Money Market Fund(US) are not offered for sale by the Trust.










               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



   For more information, please call the ABN AMRO Funds or visit the website:
                                 1-888-838-5132
                            www.abnamrofunds-usa.com




ABN-F-009-0060